SHARE WARRANT OBLIGATIONS	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
SHARE WARRANT OBLIGATIONS	SHARE WARRANT OBLIGATIONS
14.1 Warrants issued to a customer
On July 1, 2020, in connection with the entering into of a master purchase agreement and a work order (collectively, the “MPA”) with Amazon Logistics, Inc., the Company issued a warrant to purchase common shares of the Company (the “Warrant”) to Amazon.com NV Investment Holdings LLC (the “Warrantholder”) which vests, subject to the terms and conditions contained therein, based on the aggregate amount of spending by Amazon.com, Inc. and its affiliates on the Group's products or services.
At the election of the Warrantholder, any vested portion of the Warrant can be exercised either on a cash basis by the payment of the applicable exercise price or on a net issuance basis based on the in-the-money value of the Warrant. The exercise of the Warrant corresponds to $5.66 per share. The Warrant grants the Warrantholder the right to acquire up to 35,350,003 common shares of the Company.
There was an initial vesting of a portion of the Warrant which is exercisable for 5,302,511 common shares as at December 31, 2022 and 2021. The remaining portion of the Warrant vests in three tranches based on the aggregate amount of spending by Amazon.com, Inc. and its affiliates on Group products or services. The Warrant has a term of 8 years. Full vesting of the Warrant requires spending of at least $1.2 billion on Group products or services over the term of the Warrant, subject to accelerated vesting upon the occurrence of certain events, including a change of control of the Group or a termination of the MPA for cause.
14 - SHARE WARRANT OBLIGATIONS (CONTINUED)
14.1 Warrants issued to a customer (continued)
The fair value of the Warrant was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2022	December 31, 2021

Exercise price ($)	5.66	5.66
Share price ($)	2.24	9.94
Volatility (%)	43%	40%
Risk-free interest rate (%)	3.38%	1.27%
Expected warrant life (years)	5.50	6.50
The Group has recognized the following contract asset and share warrant obligation:

	December 31, 2022	December 31, 2021
	$	$
Contract asset
Beginning Balance	14,113,415	14,327,709
Amortization	—	(284,625)
Foreign currency translation adjustment	(902,409)	70,331
Ending Balance	13,211,006	14,113,415

Share warrant obligation
Beginning Balance	30,871,444	31,549,033
Fair value adjustment	(28,281,579)	492,091
Foreign currency translation adjustment	(417,596)	(1,169,680)
Ending Balance	2,172,269	30,871,444
14.2 Warrants issued as part of the business combination transaction
Upon completion of the Transaction on May 6, 2021, each outstanding warrant to purchase shares of NGA’s common stock was converted into a warrant to acquire one common share of the Company at a price of $11.50 per share. A total of 27,111,741 NGA warrants were converted into 27,111,741 Business Combination Warrants, 15,972,672 of which are publicly traded and 11,139,069 of which are private.
14 - SHARE WARRANT OBLIGATIONS (CONTINUED)
14.2 Warrants issued as part of the business combination transaction (continued)
As at December 31, 2022, there were 27,111,323 Business Combination Warrants outstanding (December 31, 2021: 27,111,623) of which 15,972,364 are publicly traded (December 31, 2021: 15,972,664) and 11,138,959 are private (December 31, 2021: 11,138,959).
Each Business Combination Warrant entitles the holder to acquire one common share at an exercise price of $11.50 per share until May 6, 2026, subject to adjustment in certain customary events. The public Business Combination Warrants may be redeemed by the Company, in whole at a price of $0.01 per public Business Combination Warrant, provided that the last reported sales price of the Company’s common shares equals or exceeds $18.00 per share for any 20 trading days within a 30 trading-day period commencing once the public Business Combination Warrants become exercisable and ending on the third trading day prior to the date on which the Company gives proper notice of such redemption.
The fair value of the public warrants were determined using their market trading price as follows:

	December 31, 2022	December 31, 2021
Warrant price ($)	0.45	2.73
Each private Business Combination Warrant may not be redeemed by the Company so long as they are held by Northern Genesis Sponsor LLC or any of its permitted transferees. Once transferred to any person that is not Northern Genesis Sponsor LLC or any of its permitted transferees, a private Business Combination Warrant becomes treated as a public Business Combination Warrant. The fair value of the private warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2022	December 31, 2021

Exercise price ($)	11.50	11.50
Share price ($)	2.24	9.94
Volatility (%)	50%	40%
Risk-free interest rate (%)	3.68%	1.27%
Expected warrant life (years)	3.33	4.33
The expected volatility was determined by reference to historical data of comparable share prices over the expected life of the warrants.
14 - SHARE WARRANT OBLIGATIONS (CONTINUED)
14.2 Warrants issued as part of the business combination transaction (continued)
The Group has recognized the following warrant obligations:

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at December 31, 2021	42,961,675	32,392,815	75,354,490
Fair value adjustment	(35,011,131)	(31,200,119)	(66,211,250)
Exercised	(348)	—	(348)
Foreign currency translation adjustment	(874,429)	(277,815)	(1,152,244)
Balance at December 31, 2022	7,075,767	914,881	7,990,648

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at May 6, 2021	95,836,032	73,616,827	169,452,859
Fair value adjustment	(48,935,404)	(37,352,590)	(86,287,994)
Exercised	—	(442)	(442)
Foreign currency translation adjustment	(3,938,953)	(3,870,980)	(7,809,933)
Balance at December 31, 2021	42,961,675	32,392,815	75,354,490
14.3 Warrants issued as part of the December 2022 Offering

On December 16, 2022, the Company closed the "December 2022 Offering", pursuant to which the Company issued of 19,685,040 "2022 Warrants" (Note 22.4). Each whole 2022 Warrant entitles the holder to purchase one common share for a price $2.80 per share for a period of five years ending on on December 15, 2027, subject to adjustment in certain customary events.
Aggregate gross proceeds of $19,913,196 were allocated to the warrants, representing the fair value of the warrants on the day of issuance. Issuance fees of $1,869,053 were recognized in administrative expenses in the consolidated statement of earnings (loss) and related to legal and other professional costs ($901,133) and net commissions paid to the agents ($967,920). As at December 31, 2022, all warrants are outstanding.

14 - SHARE WARRANT OBLIGATIONS (CONTINUED)
14.3 Warrants issued as part of the December 2022 Offering (continued)
The fair value of the warrant on the date of issuance was determined using the Black-Scholes option pricing model taking into account the following assumptions:

December 16, 2022

Exercise price ($)	2.80
Share price ($)	2.54
Volatility (%)	44.46%
Risk-free interest rate (%)	3.07%
Expected warrant life (years)	5.00

The expected volatility was determined by reference to historical data of comparable share prices over the expected life of the warrants.
The fair value of the public warrants were determined using their market trading price as follows:

December 31, 2022
Warrant price ($)	0.70
The Group has recognized the following warrant obligation:

Public warrants
$
Beginning balance at December 16, 2022	19,913,196
Fair value adjustment	(6,975,357)
Foreign currency translation adjustment	142,807
Balance at December 31, 2022	13,080,646